STOCK OPTIONS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
SCHEDULE OF STOCK OPTION ACTIVITIES

The following table summarizes the Company’s stock option activities for the year ended December 31, 2021 and the three-month period ended March 31, 2022:

	Number of shares	Exercise price per share	Weighted average exercise price

Balance, December 31, 2020	749,000	$0.75 – 4.13	$2.42
Granted	170,000	$3.61	$3.61
Cancelled or expired	(34,799)	$1.42 – 3.46	$2.30
Exercised	(94,701)	$0.75 – 3.46	$1.58
Balance, December 31, 2021	789,500	$1.42 – 4.13	$2.78
Granted	5,000	$3.61	$3.61
Cancelled or expired	(3,000)	$3.61	$3.61
Exercised	(22,500)	$2.44 – 3.46	$2.53
Balance, March 31, 2022	769,000	$1.42 – 4.13	$2.82
Exercisable, March 31, 2022	539,000	$1.42 – 4.13	$2.69

The following table summarizes the Company’s stock option activities for the years ended December 31, 2021 and 2020:

	Number of shares	Exercise price per share	Weighted average exercise price

Balance, December 31, 2019	635,000	$0.75 – 1.75	$1.35
Granted	172,000	$2.44	$2.44
Cancelled or expired	(13,000)	$2.44 – 3.46	$2.75
Exercised	(45,000)	$0.75 – 1.05	$0.88
Balance, December 31, 2020	749,000	$0.75 – 4.13	$2.42
Granted	170,000	$3.61	$3.61
Cancelled or expired	(34,799)	$1.42 – 3.46	$2.30
Exercised	(94,701)	$0.75 – 3.46	$1.58
Balance, December 31, 2021	789,500	$1.42 – 4.13	$2.78
Exercisable, December 31, 2021	564,500	$1.42 – 4.13	$2.63

SCHEDULE OF STOCK OPTION FAIR VALUE ASSUMPTIONS

The fair value of each option grant is calculated using the following weighted average assumptions:

	2022	2021
Expected life – years	3.0	3.0
Interest rate	1.76%	1.23%
Volatility	69.66%	63.28%
Weighted average fair value of options granted	$1.46	$1.54

The fair value of each option grant is calculated using the following weighted average assumptions:

	2021	2020
Expected life – years	3.0	3.0
Interest rate	1.23%	0.37%
Volatility	63.28%	70.14%
Weighted average fair value of options granted	$1.23	$1.12